Notes and Loans Payable (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 07, 2013
Details [Abstract]
Convertible Promissory Note, Principal Amount			$ 250,000
Convertible Promissory Note, Term (in years)			2
Convertible Promissory Note, Interest Rate			6.00%
Convertible Promissory Note, Accrued Interest	$ 8,424	$ 986